Share-based payments - Schedule of Share Based Assumptions (Details) € / shares in Units, € in Thousands																	6 Months Ended
	May 23, 2024 € / shares	Jul. 20, 2023 € / shares	Jun. 22, 2022 EUR (€) yr € / shares	Jun. 21, 2021 EUR (€) yr € / shares	Apr. 20, 2021 EUR (€) yr € / shares	Mar. 17, 2020 € / shares	Mar. 11, 2020 € / shares	Mar. 29, 2019 € / shares	Jul. 27, 2018 € / shares	Mar. 06, 2018 € / shares	Jan. 07, 2017 yr € / shares	Nov. 03, 2016 € / shares	Feb. 02, 2016 € / shares	Jun. 25, 2015 € / shares	Jun. 10, 2015 € / shares	Feb. 10, 2015 € / shares	Jun. 30, 2025 EUR (€) yr € / shares	Jun. 30, 2024 EUR (€)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																	€ 2,161	€ 1,940
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																	0	0
BSPCE 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)																€ 18.57
BSPCE 2015-3
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)															€ 20.28
BSPCE 2016 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)													€ 14.46
BSPCE 2016 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)													14.46
BSPCE 2017 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)											€ 15.93
BSCPE 2017
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)											15.93
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																	0	0
BSA 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)																€ 17.67
BSA 2015-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)														€ 19.54
BSA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)									€ 16.10
BSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)								€ 11.66
BSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)						€ 6.59
OSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																	1,273	708
OSA 2016-1 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)													€ 13.05
OSA 2016-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)												€ 14.26
OSA 2017 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)											€ 14.97
OSA 2017 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr											5.5
OSA 2017 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr											6
OSA 2017 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr											6.5
OSA 2018
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)										€ 12.87
OSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)								€ 11.08
OSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euros per share)							€ 6.25
OSA 2021-04 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan | €					€ 684
Expense for the year | €																	0	(4)
Share price (in euros per share)					€ 13.60
Exercise price (in euros per share)					€ 13.74
Yield					0.00%
OSA 2021-04 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr					5.5
OSA 2021-04 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr					6
OSA 2021-04 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr					6.5
OSA 2021-04 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					38.90%
Risk-free rate					0.38%
OSA 2021-04 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					37.80%
Risk-free rate					0.33%
OSA 2021-04 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					38.30%
Risk-free rate					0.28%
OSA 2021-04 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan | €					€ 1,816
Expense for the year | €																	48	77
Share price (in euros per share)					€ 13.60
Exercise price (in euros per share)					€ 13.74
Volatility					39.10%
Maturity (in years) | yr					10,000
Risk-free rate					0.03%
Yield					0.00%
OSA 2021-06 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan | €				€ 246
Expense for the year | €																		13
Share price (in euros per share)				€ 12.20
Exercise price (in euros per share)				€ 12.99
Yield				0.00%
OSA 2021-06 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr				5.5
OSA 2021-06 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr				6
OSA 2021-06 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr				6.5
OSA 2021-06 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility				39.20%
Risk-free rate				0.35%
OSA 2021-06 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility				37.90%
Risk-free rate				0.30%
OSA 2021-06 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility				38.10%
Risk-free rate				0.26%
OSA 2021-06 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan | €				€ 212
Expense for the year | €																	12	12
Share price (in euros per share)				€ 12.20
Exercise price (in euros per share)				€ 12.99
Volatility				39.10%
Maturity (in years) | yr				10,000
Risk-free rate				0.13%
Yield				0.00%
OSA 2022-06 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan | €			€ 71
Expense for the year | €																	0	2
Share price (in euros per share)			€ 3.68
Exercise price (in euros per share)			€ 4.16
Volatility			40.08%
Maturity (in years) | yr			10
Risk-free rate			2.28%
Yield			0.00%
OSA 2022-06 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan | €			€ 580
Expense for the year | €																	23	57
Share price (in euros per share)			€ 3.68
Exercise price (in euros per share)			€ 4.16
Yield			0.00%
OSA 2022-06 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr			5.5
OSA 2022-06 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr			6
OSA 2022-06 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr			6.5
OSA 2022-06 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			42.06%
Risk-free rate			1.83%
OSA 2022-06 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			41.21%
Risk-free rate			1.87%
OSA 2022-06 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			40.65%
Risk-free rate			1.90%
OSA 2023-01 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan | €				€ 1,255
Expense for the year | €																	164	357
Share price (in euros per share)				€ 6.75
Exercise price (in euros per share)		€ 5.00		€ 5.00
Yield				0.00%
OSA 2023-01 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			45.07%
Risk-free rate			2.85%
OSA 2023-01 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			44.11%
Risk-free rate			2.83%
OSA 2023-01 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			43.41%
Risk-free rate			2.82%
OSA 2024-01 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan | €				€ 3,107
Expense for the year | €																	837	194
Share price (in euros per share)				€ 5.19
Exercise price (in euros per share)	€ 5.81			€ 5.81
Yield				0.00%
OSA 2024-01 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr											5.4
OSA 2024-01 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr											5.9
OSA 2024-01 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | yr											6.4
OSA 2024-01 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			53.30%
Risk-free rate			3.00%
OSA 2024-01 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			51.90%
Risk-free rate			3.02%
OSA 2024-01 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			50.70%
Risk-free rate			3.02%
OSA 2025-01 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan | €																	15
Expense for the year | €																	€ 3	0
Share price (in euros per share)																	€ 3.65
Exercise price (in euros per share)		€ 3.36															€ 3.36
Yield																	0.00%
OSA 2025-01 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																	47.18%
Maturity (in years) | yr																	5.4
Risk-free rate																	2.83%
OSA 2025-01 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																	47.43%
Maturity (in years) | yr																	5.9
Risk-free rate																	2.91%
OSA 2025-01 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																	47.57%
Maturity (in years) | yr																	6.4
Risk-free rate																	2.98%
OSA 2025-02 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan | €																	€ 2,523
Expense for the year | €																	€ 186	0
Share price (in euros per share)																	€ 3.74
Exercise price (in euros per share)	€ 2.97																€ 2.97
Yield																	0.00%
OSA 2025-02 O | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																	47.56%
Maturity (in years) | yr																	5.4
Risk-free rate																	2.53%
OSA 2025-02 O | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																	47.32%
Maturity (in years) | yr																	5.9
Risk-free rate																	2.61%
OSA 2025-02 O | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																	47.43%
Maturity (in years) | yr																	6.4
Risk-free rate																	2.70%
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																	€ 888	1,232
AGA 2023 - P1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)			€ 4.87
Exercise price (in euro per share)			€ 0.00
Yield			0.00%
Value of initial plan | €			€ 2,071
Expense for the year | €																	446	472
AGA 2023 - P1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			3.00%
AGA 2023 - P1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			3.20%
AGA 2023 - P2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share)			€ 4.87
Exercise price (in euro per share)			€ 0
Yield			0.00%
Value of initial plan | €			€ 2,130
Expense for the year | €																	€ 442	€ 507
AGA 2023 - P2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			3.00%
AGA 2023 - P2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			3.20%